INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventory
Inventories	$ 61,037,551	$ 29,338,548	$ 27,322,003
Goods in transit	1,169,303	1,292,239	751,737
Supplies	6,320,594	5,930,471	4,482,827
Inventory recognized as expense	102,369,869	86,179,252	80,424,450
Agrochemicals
Inventory
Inventories	1,161,025	356,489	22,137
Seeds and Grains
Inventory
Inventories	22,389,400	1,300,998	207,519
Resale products
Inventory
Inventories	20,207,496	13,486,668	13,894,018
Manufactured products
Inventory
Inventories	10,902,683	8,079,553	8,370,583
Allowance for obsolescence
Inventory
Inventories	$ (1,112,950)	$ (1,107,870)	$ (406,818)